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                                         NEW YORK LIFE INSURANCE COMPANY
                                         51 Madison Avenue
                                         New York, NY 10010
                                         Bus: 212-576-7558
                                         Fax:212-576-8339
                                         E-Mail:charles_a_whites@newyorklife.com
                                         www.newyorklife.com

                                         CHARLES A. WHITES, JR.
                                         Assistant General Counsel

VIA EDGAR

December 9, 2008

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   New York Life Insurance and Annuity Corporation ("NYLIAC")
      NYLIAC Variable Annuity Separate Account -- IV ("Registrant")
      Initial Registration Statement on Form N-4 for New York Life Extra Credit Variable Annuity and New York Life Smart Value Variable Annuity (the "Policies")

Commissioners:

Submitted herewith for filing on behalf of Registrant and its depositor, NYLIAC, is one electronically formatted copy of the above-referenced registration statement ("Registration Statement") under the Securities Act of 1933 and the Investment Company Act of 1940.

                            1. REGISTRATION STATEMENT

The Registration Statement relates to new Policies that NYLIAC plans to market under the names "New York Life Extra Credit Variable Annuity" and "New York Life Smart Value Variable Annuity." Interests in the Policies will be offered through the Registrant, which is a separate account of NYLIAC established on June 10, 2003, pursuant to resolutions of NYLIAC's Board of Directors.

The Policies are substantially similar, if not identical in many respects, to each other. Both policies are deferred variable annuities featuring, among other things, the ability to allocate premium payments to variable investment options or a fixed account (in certain jurisdictions), the ability to choose how the Mortality and Expense Risk and Administrative Costs Charge is assessed to the policy, and a guaranteed death benefit if the policyowner dies before the payout phase of the annuity begins. The primary difference between the Policies is that the New York Life Extra Credit Variable Annuity contains a premium credit feature, while the New York Life Smart Value Annuity does not.
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Securities and Exchange Commission
December 9, 2008
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With respect to the premium credit feature contained in the New York Life Extra
Credit Variable Annuity, the Registrant plans to rely on the Commission's Order Granting Exemptions to NYLIAC, et al., dated May 30, 2000 (SEC Release No. IC --24481) ("Bonus Order") to recapture premium credits. The Bonus Order covers NYLIAC policies that are "substantially similar to the [policies described in the application] in all material respects." We hereby represent that the New York Life Extra Credit Variable Annuity and the policies described in the application for the Bonus Order are substantially similar in all material respects. Specifically, we note that the credit rates and the circumstances under which the credit may be recaptured are the same for both policies.

                         2. TIMETABLE FOR EFFECTIVENESS

NYLIAC plans to begin marketing the Policies on or about May 1, 2009 ("Launch Date"). Accordingly, we would appreciate the Commission staff's efforts in processing the Registration Statement so that it may be declared effective on or before April 10, 2009, to provide enough time to print the prospectuses in advance of the Launch Date.

At the appropriate time, Registrant or its counsel, Jorden Burt LLP, will orally request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act. Registrant and its principal underwriter, NYLIFE Distributors, LLC, have authorized such counsel to state on their behalf that they are aware of their obligations under the Securities Act.

To facilitate the Commission staff's review of the Registration Statement, we would be happy, upon request, to furnish the staff with a comparison of the various features of the Policies to other variable annuities that NYLIAC offers.

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I look forward to receiving your comments at your earliest convenience. If you have any questions concerning this filing, please contact the undersigned at 212-576-7558.

Very truly yours,

/s/ Charles A. Whites, Jr.

Charles A. Whites, Jr.
Assistant General Counsel

cc:  Mr. Patrick Scott

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